Annual Total Returns - Construction and Housing Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Construction and Housing Portfolio - Construction and Housing Portfolio-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	38.01%
Annual Return 2013	21.25%
Annual Return 2014	15.74%
Annual Return 2015	6.91%
Annual Return 2016	5.05%
Annual Return 2017	26.14%
Annual Return 2018	(15.59%)
Annual Return 2019	41.07%
Annual Return 2020	25.60%
Annual Return 2021	57.55%